WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
March 31, 2019 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 99.71%
COMMON STOCKS - 44.89%
AEROSPACE & DEFENSE - 1.94%
L3 Technologies, Inc. (e)	16,648	$3,435,648
ASSET MANAGEMENT & CUSTODY BANKS - 4.65%
The Blackstone Group LP (e)(l)	188,400	6,588,348
Oaktree Capital Group LLC	32,966	1,636,762
		8,225,110
BIOTECHNOLOGY - 2.66%
Celgene Corporation (a)(e)	49,861	4,703,887
BROADCASTING - 2.71%
CBS Corporation Class B (l)	100,629	4,782,896
BUILDING PRODUCTS - 0.78%
USG Corporation	32,021	1,386,509
CASINOS & GAMING - 4.59%
Caesars Entertainment Corporation (a)	444,536	3,863,018
MGM Resorts International (e)(l)	165,600	4,249,296
		8,112,314
COMMUNICATIONS EQUIPMENT - 0.13%
ARRIS International plc (a)(b)(e)	6,994	221,080
DATA PROCESSING & OUTSOURCED SERVICES - 8.01%
First Data Corporation Class A (a)(e)	403,321	10,595,242
Travelport Worldwide Ltd. (b)	7,416	116,654
Worldpay, Inc. Class A (a)	30,460	3,457,210
		14,169,106
DIVERSIFIED CHEMICALS - 3.57%
DowDuPont, Inc. (e)(l)	79,659	4,246,621
Huntsman Corporation (e)(l)	91,800	2,064,582
		6,311,203
GOLD - 4.17%
Goldcorp, Inc. (b)(e)	644,299	7,370,781
INTEGRATED TELECOMMUNICATION SERVICES - 0.11%
AT&T, Inc. (l)	6,484	203,338
INTERNET & DIRECT MARKETING RETAIL - 0.90%
Liberty Expedia Holdings, Inc. Class A (a)	36,926	1,580,433
Reebonz Holding Ltd. (a)(b)	597	7,080
		1,587,513
LIFE & HEALTH INSURANCE - 0.03%
Genworth Financial, Inc. Class A (a)	15,670	60,016
MANAGED HEALTH CARE - 0.77%
WellCare Health Plans, Inc. (a)	5,042	1,360,080
MOVIES & ENTERTAINMENT - 1.28%
The Madison Square Garden Company Class A (a)(l)	7,700	2,257,101
OIL & GAS EXPLORATION & PRODUCTION - 1.29%
EnCana Corporation (b)(e)	314,758	2,278,848
OIL & GAS STORAGE & TRANSPORTATION - 0.58%
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	38,718	1,024,101
REGIONAL BANKS - 1.90%
SunTrust Banks, Inc.	56,674	3,357,935
SEMICONDUCTOR EQUIPMENT - 0.48%
Versum Materials, Inc.	16,994	854,968
SEMICONDUCTORS - 1.25%
Integrated Device Technology, Inc. (a)	9,646	472,558
Mellanox Technologies Ltd. (a)(b)(e)(l)	14,700	1,739,892
		2,212,450
STEEL - 0.65%
SunCoke Energy Partners LP (e)	92,503	1,151,662
SYSTEMS SOFTWARE - 2.44%
Dell Technologies, Inc. Class C (a)(e)(l)	39,000	2,288,910
Red Hat, Inc. (a)(e)	11,043	2,017,556
		4,306,466
TOTAL COMMON STOCKS (Cost $77,429,172)		79,373,012

SPECIAL PURPOSE ACQUISITION COMPANIES - 14.42% (a)
Alberton Acquisition Corporation (b)	242,664	2,414,507
Big Rock Partners Acquisition Corporation (f)	45,950	476,042
Black Ridge Acquisition Corporation	40,778	416,152
CF Finance Acquisition Corporation	108,500	1,106,700
ChaSerg Technology Acquisition Corporation Class A (f)	22,830	225,446
CM Seven Star Acquisition Corporation (b)(e)(f)	97,424	1,006,390
Collier Creek Holdings Class A (b)	42,300	420,462
FinTech Acquisition Corporation III Class A	168,874	1,646,521
GigCapital, Inc.	122,996	1,254,559
Gordon Pointe Acquisition Corporation (f)	4,482	45,784
Graf Industrial Corporation	197,624	1,944,620
Hennessy Capital Acquisition Corporation IV	167,614	1,689,549
Legacy Acquisition Corporation Class A	144,392	1,449,696
Modern Media Acquisition Corporation (e)	106,188	1,100,108
Monocle Acquisition Corporation (f)	15,759	158,299
Mudrick Capital Acquisition Corporation Class A	19,411	195,663
Pensare Acquisition Corporation	86,576	887,404
Pure Acquisition Corporation (f)	44,644	448,672
Regalwood Global Energy Ltd. Class A (b)	97,770	987,477
Thunder Bridge Acquisition Ltd. Class A (b)	184,355	1,880,421
Trident Acquisitions Corporation Class A	161,127	1,641,884
Trinity Merger Corporation Class A	171,957	1,757,401
Tuscan Holdings Corporation	168,926	1,761,560
Vantage Energy Acquisition Corporation Class A	32,635	333,530
VectoIQ Acquisition Corporation (f)	25,000	250,375
SPECIAL PURPOSE ACQUISITION COMPANIES (Cost $24,521,207)		25,499,222

CLOSED-END FUNDS - 7.74%
Altaba, Inc. (a)(e)	106,545	7,897,115
Apollo Senior Floating Rate Fund, Inc.	22,543	334,313
Apollo Tactical Income Fund, Inc.	21,782	319,977
Ares Dynamic Credit Allocation Fund	4,683	69,496
BlackRock Debt Strategies Fund, Inc. (e)	80,837	866,573
BlackRock Floating Rate Income Strategies Fund, Inc.	19,222	240,275
Eaton Vance Floating-Rate Income Trust	57,056	752,569
First Trust Senior Floating Rate Income Fund II	22,317	263,787
Invesco Dynamic Credit Opportunities Fund	53,124	576,395
Invesco Senior Income Trust	173,546	728,893
Nuveen Credit Strategies Income Fund	1,574	12,167
Voya Prime Rate Trust	147,638	705,710
Western Asset High Income Opportunity Fund, Inc. (e)	191,266	923,815
TOTAL CLOSED-END FUNDS (Cost $13,095,195)		13,691,085

PREFERRED STOCKS - 3.10%
Colony Capital, Inc., 8.750%, Series E (e)	37,590	946,140
Freddie Mac, 8.375%, Series Z (a)	442,420	4,441,897
Pebblebrook Hotel Trust, 6.375%, Series E	3,515	92,444
TOTAL PREFERRED STOCKS (Cost $4,288,765)		5,480,481

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	42,852	1,286
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		1,286

RIGHTS - 0.06% (a)
Big Rock Partners Acquisition Corporation
Expiration: December 2022 (f)	45,950	16,083
Bison Capital Acquisition Corporation
Expiration: December 2019 (b)	35,538	12,438
Black Ridge Acquisition Corporation
Expiration: July 2019	40,778	14,272
CM Seven Star Acquisition Corporation
Expiration: August 2022 (b)	97,424	32,150
Modern Media Acquisition Corporation
Expiration: July 2019	71,496	23,594
TOTAL RIGHTS (Cost $102,320)		98,537

WARRANTS - 0.21% (a)
Agiliti, Inc.
Expiration: July 2022, Exercise Price: $11.50 (f)	4,238	2,649
Big Rock Partners Acquisition Corporation
Expiration: December 2022, Exercise Price: $11.50	22,975	4,135
Bison Capital Acquisition Corporation
Expiration: June 2022, Exercise Price: $11.50 (b)	17,769	3,554
Black Ridge Acquisition Corporation
Expiration: July 2024, Exercise Price: $11.50	40,778	12,233
ChaSerg Technology Acquisition Corporation
Expiration: April 2025, Exercise Price: $11.50	11,415	7,420
CM Seven Star Acquisition Corporation
Expiration: August 2022, Exercise Price: $11.50 (b)(f)	48,712	8,525
Collier Creek Holdings Class A
Expiration: November 2023, Exercise Price: $11.50 (b)(f)	14,100	17,343
FinTech Acquisition Corporation III
Expiration: December 2023, Exercise Price: $11.50	84,437	76,838
Graf Industrial Corporation
Expiration: December 2025, Exercise Price: $11.50	197,624	65,216
Legacy Acquisition Corporation Class A
Expiration: November 2022, Exercise Price: $11.50	144,392	43,317
Modern Media Acquisition Corporation
Expiration: May 2022, Exercise Price: $11.50	35,748	11,082
Mudrick Capital Acquisition Corporation Class A
Expiration: February 2025, Exercise Price: $11.50	19,411	10,676
Pensare Acquisition Corporation
Expiration: July 2022, Exercise Price: $11.50	24,263	4,853
Pure Acquisition Corporation
Expiration: April 2023, Exercise Price: $11.50 (f)	22,218	25,995
Reebonz Holding Ltd.
Expiration: December 2023, Exercise Price: $11.50 (b)(f)	23,859	1,906
Regalwood Global Energy Ltd. Class A
Expiration: December 2022, Exercise Price: $11.50 (b)(f)	32,590	32,590
Trinity Merger Corporation Class A
Expiration: May 2025, Exercise Price: $11.50	99,243	35,727
TOTAL WARRANTS (Cost $425,265)		364,059

	Principal Amount
BANK LOANS - 0.79% (f)(j)
Tribune Media Company
5.499% (1 Month LIBOR + 3.000%), 1/27/2024	$1,384,000	1,385,730
TOTAL BANK LOANS (Cost $1,384,849)		1,385,730

CONVERTIBLE BONDS - 0.20% (f)
Caesars Entertainment Corporation
5.000%, 10/1/2024	251,397	357,952
TOTAL CONVERTIBLE BONDS (Cost $258,741)		357,952

CORPORATE BONDS - 12.67% (f)
Arconic, Inc.
5.400%, 4/15/2021	795,000		820,194
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
7.250%, 5/15/2024 (b)(h)	2,971,000		3,140,941
Dynegy, Inc.
5.875%, 6/1/2023	601,000		616,776
EIG Investors Corporation
10.875%, 2/1/2024	2,068,000		2,186,910
Enbridge, Inc.
6.000% (Fixed at 6.000% until 2027), 1/15/2077 (b)(e)(j)	1,151,000		1,144,065
First Data Corporation
5.750%, 1/15/2024 (h)	996,000		1,027,872
GenOn Energy, Inc. / NRG Americas, Inc.
9.392% (6 Month LIBOR + 6.500%), 12/1/2023 (j)	1,474,000		1,470,315
MEG Energy Corporation
6.500%, 1/15/2025 (b)(h)	1,246,000		1,231,982
Momentive Performance Materials, Inc.
3.880%, 10/24/2021	1,938,000		2,095,463
Multi-Color Corporation
4.875%, 11/1/2025 (h)	437,000		452,295
Nielsen Finance LLC / Nielsen Finance Company
5.000%, 4/15/2022 (h)	4,022,000		4,001,890
Rent-A-Center, Inc.
6.625%, 11/15/2020	382,000		382,955
4.750%, 5/1/2021	512,000		503,040
Sinclair Television Group, Inc.
6.125%, 10/1/2022 (e)	1,600,000		1,632,000
T-Mobile USA, Inc.
6.500%, 1/15/2024	217,000		225,680
Univar USA, Inc.
6.750%, 7/15/2023 (h)	1,435,000		1,473,745
TOTAL CORPORATE BONDS (Cost $22,407,482)			22,406,123

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.01% (a)
Bristol-Myers Squibb Company
Expiration: April 2019, Exercise Price: $55.00	95	$453,245	665
Expiration: June 2019, Exercise Price: $55.00	23	109,733	989
SPDR S&P 500 ETF Trust
Expiration: April 2019, Exercise Price: $287.00	123	3,474,504	15,436
			17,090
PURCHASED PUT OPTIONS - 0.24% (a)
Bayer AG
Expiration: April 2019, Exercise Price: EUR 60.00 (b)(f)	328	1,889,280	112,956
Expiration: May 2019, Exercise Price: EUR 54.00 (b)(f)	124	714,240	30,463
The Blackstone Group LP
Expiration: April 2019, Exercise Price: $29.00	535	1,870,895	1,872
Expiration: April 2019, Exercise Price: $30.00	235	821,795	1,880
Expiration: June 2019, Exercise Price: $29.00	793	2,773,121	16,653
Bristol-Myers Squibb Company
Expiration: June 2019, Exercise Price: $45.00	34	162,214	4,794
Caesars Entertainment Corporation
Expiration: April 2019, Exercise Price: $8.00	3,034	2,636,546	30,340
Expiration: May 2019, Exercise Price: $7.00	1,013	880,297	14,688
CBS Corporation Class B
Expiration: April 2019, Exercise Price: $42.50	338	1,606,514	2,704
Expiration: May 2019, Exercise Price: $40.00	76	361,228	1,406
Expiration: June 2019, Exercise Price: $40.00	738	3,507,714	26,937
DowDuPont, Inc.
Expiration: April 2019, Exercise Price: $45.00	511	2,724,141	3,066
Expiration: April 2019, Exercise Price: $47.50	354	1,887,174	4,956
FTSE 100 Index
Expiration: April 2019, Exercise Price: GBP 7,300.00 (b)(f)(k)	3	284,623	3,849
Huntsman Corporation
Expiration: May 2019, Exercise Price: $18.00	918	2,064,582	9,180
The Madison Square Garden Company Class A
Expiration: May 2019, Exercise Price: $230.00	77	2,257,101	6,352
MGM Resorts International
Expiration: April 2019, Exercise Price: $23.00	428	1,098,248	3,210
Expiration: April 2019, Exercise Price: $24.00	808	2,073,328	15,756
Expiration: May 2019, Exercise Price: $23.00	420	1,077,720	14,700
SPDR S&P 500 ETF Trust
Expiration: May 2019, Exercise Price: $278.00	219	6,186,312	73,037
SPDR S&P Oil & Gas Exploration & Production ETF Trust
Expiration: April 2019, Exercise Price: $30.00	807	2,480,718	41,561
Technology Select Sector SPDR Fund
Expiration: April 2019, Exercise Price: $68.00	312	2,308,800	3,120
Expiration: May 2019, Exercise Price: $69.00	103	762,200	5,665
			429,145
TOTAL PURCHASED OPTIONS (Cost $702,758)			446,235

	Principal Amount
ESCROW NOTES - 0.01% (a)(d)(g)
AMR Corporation	$28,850	5,770
Winthrop Realty Trust (e)	26,484	15,890
TOTAL ESCROW NOTES (Cost $75,779)		21,660

	Shares
SHORT-TERM INVESTMENTS - 15.37%
MONEY MARKET FUNDS - 6.14% (c)(e)
The Government & Agency Portfolio, Institutional Share Class, 2.32%	2,269,141	2,269,141
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 2.33%	8,595,000	8,595,000
		10,864,141
	Principal Amount
U.S. TREASURY BILLS - 9.23% (e)(f)
United States Treasury Bills
2.39%, 4/18/2019	$505,000	504,430
2.38%, 4/25/2019	505,000	504,214
2.41%, 5/2/2019	340,000	339,311
2.43%, 5/9/2019	1,620,000	1,615,962
2.42%, 5/16/2019	530,000	528,432
2.41%, 5/23/2019	3,960,000	3,946,587
2.46%, 6/6/2019	1,640,000	1,632,912
2.44%, 6/13/2019	271,000	269,702
2.42%, 6/20/2019	1,397,000	1,389,676
2.42%, 7/11/2019	1,125,000	1,117,531
2.40%, 7/18/2019	1,030,000	1,022,727
2.41%, 7/25/2019	915,000	908,073
2.39%, 8/8/2019	380,000	376,767
2.42%, 8/22/2019	220,000	217,922
2.41%, 8/29/2019	1,350,000	1,336,766
2.41%, 9/12/2019	315,000	311,611
2.37%, 9/19/2019	300,000	296,619
		16,319,242
TOTAL SHORT-TERM INVESTMENTS (Cost $27,182,308)		27,183,383
TOTAL LONG INVESTMENTS (Cost $171,873,841) - 99.71%		176,308,765
	Shares
SHORT INVESTMENTS - (24.16)%
COMMON STOCKS - (23.73)%
AEROSPACE & DEFENSE - (1.95)%
Harris Corporation	(21,642)	(3,456,444)
AIRLINES - (0.00)%
American Airlines Group, Inc.	(194)	(6,162)
ASSET MANAGEMENT & CUSTODY BANKS - (0.47)%
Brookfield Asset Management, Inc. Class A (b)	(17,750)	(828,038)
BROADCASTING - (0.91)%
Discovery Communications, Inc. Class A	(10,767)	(290,924)
Fox Corporation Class A	(33,933)	(1,245,681)
Fox Corporation Class B	(2,141)	(76,819)
		(1,613,424)
CABLE & SATELLITE - (0.38)%
Sirius XM Holdings, Inc.	(117,749)	(667,637)
DATA PROCESSING & OUTSOURCED SERVICES - (7.92)%
Fidelity National Information Services Inc.	(28,289)	(3,199,486)
Fiserv, Inc.	(122,390)	(10,804,589)
		(14,004,075)
GOLD - (3.78)%
Newmont Mining Corporation	(186,774)	(6,680,906)
INTERNET & DIRECT MARKETING RETAIL - (5.27)%
Alibaba Group Holding Ltd. - ADR	(41,163)	(7,510,189)
Expedia Group, Inc.	(15,132)	(1,800,708)
		(9,310,897)
MANAGED HEALTH CARE - (0.51)%
Centene Corporation	(17,044)	(905,036)
PHARMACEUTICALS - (1.26)%
Bristol-Myers Squibb Company	(46,547)	(2,220,757)
REGIONAL BANKS - (0.28)%
BB&T Corporation	(10,600)	(493,218)
REITs - (0.28)%
Brookfield Property Partners LP (b)	(24,527)	(504,520)
SEMICONDUCTOR EQUIPMENT - (0.10)%
Entegris, Inc.	(4,934)	(176,095)
STEEL - (0.62)%
SunCoke Energy, Inc.	(129,437)	(1,098,920)
TOTAL COMMON STOCKS (Proceeds $39,650,366)		(41,966,129)

EXCHANGE-TRADED FUNDS - (0.43)%
VanEck Vectors Gold Miners ETF	(33,550)	(752,191)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds $776,556)		(752,191)

TOTAL SHORT INVESTMENTS
(Proceeds $40,426,922) - (24.16)%		(42,718,320)
TOTAL NET INVESTMENTS
(Cost $131,446,919) - 75.55%		133,590,445
OTHER ASSETS IN EXCESS OF LIABILITIES - 24.45%		43,229,940
TOTAL NET ASSETS - 100.00%		$176,820,385

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
EUR	- Euro
GBP	- Britsh Pounds
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts

(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of March 31, 2019.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (n) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (n) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of March 31, 2019, these securities represent 6.41% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of March 31, 2019, this common stock had a cost of $983,662 and its market value represented 0.58% of total net assets. The Fund’s adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (n) on the Schedule of Investments for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of March 31, 2019.
(k)	This security has 10 shares per contract.
(l)	This security is held in connection with a written option contract.
(m)	As of March 31, 2019, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$128,868,323

Gross unrealized appreciation(2)	$11,156,413
Gross unrealized depreciation(2)	(8,276,157)
Net unrealized appreciation	$2,880,256

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
(2) Includes investments, open written options, forward currency contracts, and open swap contracts appreciation and/or depreciation.

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

(n)	Investment Valuation

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price. Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00 p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument’s amortized cost value represents approximately the fair value of the security. These securities are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a “SPAC interest”), will typically be valued by reference to the last reported transaction for the composite exchange. These securities are classified as Level 1 investments. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund’s pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised) or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices, the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund’s pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies, including Money Market Funds, are typically valued at their reported net asset value (“NAV”) per share. These securities are generally classified as Level 1 investments.

Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2.

In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

Due to the short-term nature of the reverse repurchase agreements, amortized cost approximates fair value at March 31, 2019. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange (“NYSE”) if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation Group (the “Valuation Group”), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair value pricing is employed, the prices of securities used by the Fund to calculate their NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of March 31, 2019. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$78,348,911	$-	$1,024,101	$79,373,012
Special Purpose Acquisition Companies	22,888,214	2,611,008	-	25,499,222
Closed End Funds	13,691,085	-	-	13,691,085
Preferred Stocks	5,480,481	-	-	5,480,481
Contingent Value Rights	-	-	1,286	1,286
Rights	82,454	16,083	-	98,537
Warrants	275,051	89,008	-	364,059
Bank Loans	-	1,385,730	-	1,385,730
Convertible Bonds	-	357,952	-	357,952
Corporate Bonds	-	22,406,123	-	22,406,123
Purchased Option Contracts	298,967	147,268	-	446,235
Escrow Notes	-	-	21,660	21,660
Short-Term Investments	10,864,141	16,319,242	-	27,183,383
Forward Currency Exchange Contracts**	-	12,332	-	12,332
Swap Contracts**	-	534,168	-	534,168
Total	$131,929,304	$43,878,914	$1,047,047	$176,855,265

Liabilities
Short Common Stock*	$(41,966,129)	$-	$-	$(41,966,129)
Exchange-Traded Funds	(752,191)	-	-	(752,191)
Written Option Contracts	(1,854,404)	(460,718)	-	(2,315,122)
Swap Contracts**	-	(73,244)	-	(73,244)
Total	$(44,572,724)	$(533,962)	$-	$(45,106,686)

* Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
** Swap contracts and forward currency exchange contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund’s pricing procedures. At March 31, 2019, the value of these securities was $1,047,047. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (n). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

There were no transfers to level 3 securities during the three months ended March 31, 2019.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights		Escrow Notes	Total Investment
Balance as of December 31, 2018	$1,016,674	$1,286		$60,608	$1,078,568
Purchases on Investments*		-		-	-
(Sales) of Investments	-	-		-	-
Realized (Gain) Loss	-	-		-	-
Transfers Into Level 3	-	-		-	-
(Transfer Out) of Level 3	-	-		-	-
Change in Unrealized Appreciation (Depreciation)	7,427	-	**	(38,948)	(31,521)
Balance as of March 31, 2019	$1,024,101	$1,286		$21,660	$1,047,047

Change in unrealized appreciation (depreciation) during the year for Level 3 investments held at March 31, 2019.	$7,426	-	**	$(20,294)	$(12,868)

* Includes receipts from corporate actions.
** Amount less than $0.50.

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at March 31, 2019 totals $(31,521).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of March 31, 2019 are as follows:

Description	Fair Value at March 31, 2019	Valuation Technique	Unobservable Input
Common Stock	$1,024,101	Discounted Cash Flow Model	Discount Rates/ Terminal Value/ Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At March 31, 2019, the value of these assets were $22,946. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (n).

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Written Options
March 31, 2019 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
Alibaba Group Holding Ltd. - ADR
Expiration: June 2019, Exercise Price: $170.00	(78)	$(1,423,110)	$(140,400)
AT&T, Inc.
Expiration: April 2019, Exercise Price: $30.00	(81)	(254,016)	(11,340)
BB&T Corporation
Expiration: May 2019, Exercise Price: $42.00	(196)	(911,988)	(94,570)
Expiration: May 2019, Exercise Price: $47.00	(132)	(614,196)	(14,454)
Expiration: June 2019, Exercise Price: $47.00	(126)	(586,278)	(18,270)
Expiration: June 2019, Exercise Price: $48.00	(176)	(818,928)	(16,192)
The Blackstone Group LP
Expiration: April 2019, Exercise Price: $33.00	(235)	(821,795)	(51,935)
Expiration: April 2019, Exercise Price: $34.00	(488)	(1,706,536)	(67,832)
Expiration: April 2019, Exercise Price: $35.00	(195)	(681,915)	(14,625)
Expiration: June 2019, Exercise Price: $35.00	(533)	(1,863,901)	(63,960)
Bristol-Myers Squibb Company
Expiration: April 2019, Exercise Price: $65.00	(95)	(453,245)	(95)
Expiration: June 2019, Exercise Price: $65.00	(23)	(109,733)	(69)
Caesars Entertainment Corporation
Expiration: April 2019, Exercise Price: $9.00	(3,034)	(2,636,546)	(87,986)
Expiration: May 2019, Exercise Price: $8.00	(1,013)	(880,297)	(106,365)
CBS Corporation Class B
Expiration: April 2019, Exercise Price: $47.50	(338)	(1,606,514)	(35,828)
Expiration: May 2019, Exercise Price: $47.50	(76)	(361,228)	(14,136)
Expiration: June 2019, Exercise Price: $47.50	(215)	(1,021,895)	(50,310)
Expiration: June 2019, Exercise Price: $50.00	(377)	(1,791,881)	(49,387)
Dell Technologies, Inc. Class C
Expiration: April 2019, Exercise Price: $52.50	(96)	(563,424)	(61,440)
Expiration: April 2019, Exercise Price: $55.00	(294)	(1,725,486)	(117,600)
DowDuPont, Inc.
Expiration: April 2019, Exercise Price: $50.00	(308)	(1,641,948)	(113,344)
Expiration: April 2019, Exercise Price: $52.50	(500)	(2,665,500)	(89,000)
Expiration: April 2019, Exercise Price: $55.00	(57)	(303,867)	(3,762)
Huntsman Corporation
Expiration: May 2019, Exercise Price: $21.00	(918)	(2,064,582)	(192,780)
The Madison Square Garden Company Class A
Expiration: May 2019, Exercise Price: $260.00	(13)	(381,069)	(47,385)
Expiration: May 2019, Exercise Price: $270.00	(64)	(1,876,032)	(178,240)
Mellanox Technologies Ltd.
Expiration: April 2019, Exercise Price: $117.50 (a)(b)	(147)	(1,739,892)	(22,050)
MGM Resorts International
Expiration: April 2019, Exercise Price: $26.00	(428)	(1,098,248)	(22,256)
Expiration: April 2019, Exercise Price: $27.00	(808)	(2,073,328)	(16,968)
Expiration: May 2019, Exercise Price: $25.00	(420)	(1,077,720)	(69,090)
SPDR S&P 500 ETF Trust
Expiration: April 2019, Exercise Price: $280.00	(123)	(3,474,504)	(63,960)
Uniper SE
Expiration: April 2019, Exercise Price: EUR 25.00 (a)(b)	(407)	(1,094,423)	(89,941)
			(1,925,570)
WRITTEN PUT OPTIONS
Bayer AG
Expiration: April 2019, Exercise Price: EUR 64.00 (a)(b)	(112)	(645,120)	(82,543)
Expiration: April 2019, Exercise Price: EUR 66.00 (a)(b)	(216)	(1,244,160)	(205,954)
Expiration: May 2019, Exercise Price: EUR 58.00 (a)(b)	(124)	(714,240)	(60,230)
Bristol-Myers Squibb Company
Expiration: June 2019, Exercise Price: $39.00	(34)	(162,214)	(748)
SPDR S&P 500 ETF Trust
Expiration: May 2019, Exercise Price: $270.00	(219)	(6,186,312)	(40,077)
			(389,552)
TOTAL WRITTEN OPTIONS
(Premiums received $2,578,596)			$(2,315,122)

ADR - American Depository Receipt
ETF - Exchange-Traded Fund
EUR - Euro
(a) Foreign Secuirty.
(b) Level 2 Security. Please see footnote (n) on the Schedule of Investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Forward Currency Exchange Contracts
March 31, 2019 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		March 31, 2019	Currency to be Received		March 31, 2019	(Depreciation)*
4/10/2019	JPM	876,090	AUD	$ 622,222	628,573	USD	$ 628,573	$ 6,351
5/29/2019	JPM	507,719	AUD	360,931	362,853	USD	362,853	1,922
4/12/2019	JPM	2,135,016	EUR	2,397,790	2,418,333	USD	2,418,333	20,543
4/23/2019	JPM	1,017,500	EUR	1,143,792	1,158,322	USD	1,158,322	14,530
9/25/2019	JPM	932,261	EUR	1,061,776	1,070,422	USD	1,070,422	8,646
5/17/2019	JPM	1,143,838	GBP	1,493,512	1,476,996	USD	1,476,996	(16,516)
5/17/2019	JPM	786,197	USD	786,197	603,725	GBP	788,285	2,088
7/2/2019	JPM	2,629,335	GBP	3,440,934	3,456,731	USD	3,456,731	15,797
7/2/2019	JPM	3,481,976	USD	3,481,976	2,629,335	GBP	3,440,934	(41,042)
5/8/2019	JPM	704,026	HKD	89,802	89,815	USD	89,815	13
				$ 14,878,932			$ 14,891,264	$ 12,332

AUD	- Australian Dollar
EUR	- Euro
GBP	- British Pound
HKD	- Hong Kong Dollar
JPM	- JPMorgan Chase & Co., Inc.
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
Open Swap Contracts
March 31, 2019 (Unaudited)

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Altaba, Inc.	4/27/2019	Pay	0.622% +3 Month LIBOR	Quarterly	181,663	$ 12,167,200	$ 1,279,086
BAML	ARRIS International plc	11/9/2019	Pay	0.750% +1 Month LIBOR	Monthly	149,260	4,497,884	215,770
JPM	AT&T, Inc.	6/15/2019	Pay	0.300% +3 Month LIBOR	Quarterly	28,318	903,646	(16,835)
BAML	Brookfield Property REIT, Inc. Class A	8/30/2019	Pay	0.750% +1 Month LIBOR	Monthly	29,422	574,989	27,298
BAML	CBS Corporation Class B	10/22/2019	Pay	0.400% +1 Month LIBOR	Monthly	6,606	343,994	(30,314)
JPM	Discovery Communications, Inc. Class C	3/9/2020	Pay	0.300% +3 Month LIBOR	Quarterly	10,767	292,539	(19,244)
BAML	DowDuPont, Inc.	10/22/2019	Pay	0.400% +1 Month LIBOR	Monthly	6,841	383,575	(19,220)
BAML	EnCana Corporation	11/14/2019	Pay	0.750% +1 Month LIBOR	Monthly	29,737	219,213	(4,165)
JPM	First Trust Senior Floating Rate Income Fund II	12/6/2019	Pay	0.800% +3 Month LIBOR	Quarterly	12,108	143,025	(139)
JPM	Fox Corporation Class B	3/22/2020	Pay	0.300% +3 Month LIBOR	Quarterly	87,341	3,271,203	(138,736)
BAML	Gemalto NV	6/1/2019	Pay	0.350% +1 Month LIBOR	Monthly	41,853	2,442,960	(51,631)
JPM	Healthscope Ltd.	1/15/2020	Pay	0.400% +3 Month LIBOR	Quarterly	356,859	598,190	16,692
JPM	Hopewell Holdings Ltd.	3/7/2020	Pay	0.400% +3 Month LIBOR	Quarterly	18,145	84,582	4,521
JPM	Innogy SE	7/17/2019	Pay	0.400% +3 Month LIBOR	Quarterly	24,456	1,044,750	84,579
JPM	Liberty Media Corporation- Liberty SiriusXM Class A	12/17/2019	Pay	0.300% +3 Month LIBOR	Quarterly	12,597	485,740	(5,455)
JPM	Melrose Industries plc	9/4/2019	Pay	0.300% +3 Month LIBOR	Quarterly	256,581	707,707	(96,619)
JPM	Navitas Ltd.	2/20/2020	Pay	0.400% +3 Month LIBOR	Quarterly	87,162	350,241	6,982
BAML	Red Hat, Inc.	11/9/2019	Pay	0.750% +1 Month LIBOR	Monthly	60,966	10,756,793	371,183
JPM	SLM Corporation, 4.331%, Series B	2/8/2020	Pay	1.100% +3 Month LIBOR	Quarterly	35,769	2,378,639	16,220
JPM	Uniper SE	2/12/2020	Pay	0.400% +3 Month LIBOR	Quarterly	20,906	2,218,072	103,497
BAML	USG Corporation	9/11/2019	Pay	0.750% +1 Month LIBOR	Monthly	40,700	1,201,356	24,611
JPM	The Walt Disney Company	3/25/2020	Pay	0.300% +3 Month LIBOR	Quarterly	26,672	1,149,697	4,063

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Alibaba Group Holding Ltd. - ADR	4/9/2019	Receive	(0.600)% +3 Month LIBOR	Quarterly	(60,462)	(9,710,215)	(1,311,856)
BAML	Brookfield Property Partners LP	3/29/2020	Pay	(4.500)% +1 Month LIBOR	Monthly	(4,895)	(101,326)	636
								$ 460,924
ADR	- American Depository Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).